FAIR VALUE AND FAIR VALUE HIERARCHY OF FINANCIAL INSTRUMENTS - Summary of Fair Value Valuation of Warrant Liability (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Fair Value Valuation Of Warrant Liability [Line Items]
Volatility	66.10%
Dividend	0.00%	0.00%	0.00%
Bottom of Range
Disclosure Of Fair Value Valuation Of Warrant Liability [Line Items]
Volatility		73.00%	73.20%
Risk free rate	3.40%	0.52%	0.03%
Top of Range
Disclosure Of Fair Value Valuation Of Warrant Liability [Line Items]
Volatility		87.10%	76.40%
Risk free rate	4.84%	3.11%	1.72%
Warrant liability
Disclosure Of Fair Value Valuation Of Warrant Liability [Line Items]
Underlying stock price (in dollars per share)		$ 24.96
Volatility		62.30%
Dividend		0.00%
Warrant liability | Bottom of Range
Disclosure Of Fair Value Valuation Of Warrant Liability [Line Items]
Risk free rate		380.00%
Warrant liability | Top of Range
Disclosure Of Fair Value Valuation Of Warrant Liability [Line Items]
Risk free rate		470.00%